Effect of fluctuations in foreign currency exchange rates	12 Months Ended
Dec. 31, 2023
Effect Of Fluctuations In Foreign Currency Exchange Rates
Effect of fluctuations in foreign currency exchange rates	Effect of fluctuations in foreign currency exchange rates
(a)Reserves for foreign currency exchange differences:
As of December 31, 2023, and 2022, are detailed as follows:

Details	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Changes in equity generated by the equity method value through conversion:
Comercial Hydro S.A.	1,004	1,004	1,004
SQMC Internacional Ltda.	(9)	(9)	(9)
Proinsa Ltda.	(10)	(10)	(10)
Comercial Agrorama Ltda.	188	175	155
Isapre Norte Grande Ltda.	(147)	(130)	(121)
Almacenes y Depósitos Ltda.	662	568	305
Sacal S.A.	(3)	(3)	(3)
Sociedad Prestadora de Servicios de Salud Cruz del Norte S.A.	(41)	(38)	(36)
Agrorama S.A.	730	666	628
SQM Vitas Fzco	(1,164)	(3,614)	(4,165)
Ajay Europe	(1,529)	(1,911)	(1,413)
SQM Oceanía Pty Ltd.	(579)	(579)	(579)
SQM Indonesia S.A.	(124)	(124)	(124)
Abu Dhabi Fertillizers Industries WWL.	—	—	372
SQM Holland B.V.	99	99	99
SQM Thailand Limited	(68)	(68)	(68)
SQM Europe	(1,983)	(1,983)	(1,983)
SQM Australia Pty Ltd.	(1,643)	(1,642)	(1,732)
Pavoni & C. Spa	(224)	(363)	(153)
SQM Colombia S.A.S.	(80)	(80)	(80)
Total	(4,921)	(8,042)	(7,913)
(b)Functional and presentation currency
The functional currency of these companies corresponds to the currency of the country of origin of each entity, and its presentation currency is the dollar.
(c)Reasons to use one presentation currency and a different functional currency
–A relevant portion of the revenues of these subsidiaries are associated with the local currency.
–The cost structure of these companies is affected by the local currency.